Offerings - Offering: 1	May 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.10 per share ("Common Stock")
Amount Registered | shares	436,028
Proposed Maximum Offering Price per Unit	33.77
Maximum Aggregate Offering Price	$ 14,724,665.6
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,033.48
Offering Note
(1)
This Registration Statement also registers additional securities to be offered or issued upon adjustment or changes made to the registered securities by reason of any stock splits, stock dividends, or similar transactions as permitted by Rule 416(a) and Rule 416(b) under the Securities Act of 1933, as amended (the “Securities Act”).

(2)
Estimated solely for purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per share is estimated based on the average of the high and low prices of the Common Stock on May 13, 2026, as reported on the New York Stock Exchange.

(3)
Represents an aggregate of 436,028 shares of Common Stock, comprised of the following: (i) 432,014 shares approved for issuance under the Regional Management Corp. 2024 Long-Term Incentive Plan (As Amended and Restated Effective as of May 14, 2026) (the “2024 Plan”) and (ii) 4,014 shares that became available for future issuance under the 2024 Plan due to forfeitures of equity awards previously made under the 2024 Plan or the Company’s 2015 Long-Term Incentive Plan (as Amended and Restated Effective May 20, 2021).